Pledged Assets - Assets Pledged as Collaterals (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Property, plant and equipment	$ 2,403	$ 2,432
Restricted assets (included in other assets - others)	131	163
Assets pledged as collateral	$ 2,534	$ 2,595